Reconciliation of movement in net borrowings - Movement in net borrowings (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net (decrease)/increase in cash and cash equivalents before exchange	£ (237)	£ 130
Net decrease/(increase) in bonds and other borrowings(i)	561	(1,503)
Net decrease/(increase) in net borrowings from cash flows	324	(1,373)
Exchange differences on net borrowings	420	209
Other non-cash items	(159)	(188)
Adoption of IFRS 16		(251)
Net borrowings at beginning of the period	(13,246)	(11,277)
Net borrowings at end of the period	(12,661)	(12,880)
Cash outflow for derivatives designated in forward point hedges	£ 0	5
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Other non-cash items		£ 169